Income and Social Contribution Taxes - Deferred Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred income and social contribution taxes asset [abstract]
Provision for impairment of assets	R$ 72,377	R$ 116,191
Provisions for tax, civil, and labor risks	150,085	154,516
Provision for post-employment benefits	92,199	85,575
Provision for differences between cash and accrual basis	224,065	147,376
Goodwill	8,161	12,258
Business combination – tax basis vs. accounting basis of goodwill	75,745	75,838
Provision for asset retirement obligation	14,762	15,801
Provision for suppliers	35,214	38,339
Provision for profit sharing and bonus	44,818	49,621
Leases payable	19,003
Change in fair value of subscription warrants	16,338	13,700
Other provisions	45,316	42,694
Tax losses and negative basis for social contribution carryforwards (d)	278,140	208,036
Total	1,076,223	959,945
Offset the liability balance of deferred IRPJ and CSLL	(422,529)	(445,758)
Net balance of deferred taxes assets	653,694	514,187
Revaluation of PP&E	1,866	1,981
Lease	2,356	2,858
Provision for differences between cash and accrual basis	257,718	138,332
Provision for goodwill	39,186	187,845
Business combination - fair value of assets	114,125	117,352
Other provisions	14,809	6,687
Total	430,060	455,055
Offset the asset balances of deferred IRPJ and CSLL	(422,529)	(445,758)
Net balance of deferred taxes liabilities	R$ 7,531	R$ 9,297